Summary of Significant Accounting Policies - Schedule of Dilutive Securities (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock options
Net loss per share
Anti-dilutive securities (in shares)	6,420,876	8,685,238	7,746,991	6,023,370